Loans, Impaired Loans and Allowance for Credit Losses - Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions		Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		$ 768,757	$ 763,456	$ 767,365
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		360,937		350,941
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		107,890		106,379
Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		17,472		17,374
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross		282,458		292,671
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	4,370	4,468	4,178
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,252	2,226	2,136
Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	954	981	990
Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	817	824	812
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	347	437	240
31 - 60 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	2,647	2,702	2,499
31 - 60 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,520	1,506	1,418
31 - 60 days [member] | Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	616	635	647
31 - 60 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	240	245	242
31 - 60 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	271	316	192
61 - 90 days [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	1,337	1,371	1,281
61 - 90 days [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	732	720	718
61 - 90 days [member] | Financial assets past due but not impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	338	346	343
61 - 90 days [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	191	184	172
61 - 90 days [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1]	76	121	48
91 days and greater [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1],[2]	386	395	398
91 days and greater [member] | Financial assets past due but not impaired [member] | Credit Card [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables gross	[1],[2]	$ 386	$ 395	$ 398

[1]	Loans past due 30 days or less are not presented in this analysis as they are not administratively considered past due.
[2]	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.